MARKETABLE SECURITIES (Schedule of Investments, by Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost
Matures up to one year	$ 126	$ 124
Matures after one year through five years	$ 12	14
Matures after five years		3
Total	$ 138	141
Fair market value
Matures up to one year	121	118
Matures after one year through five years	$ 13	15
Matures after five years		3
Total	$ 134	$ 136